COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:- COMMITMENTS AND CONTINGENCIES

Royalty commitments:

The Company receives research and development grants from the Office of the Chief Scientist ("OCS"). In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. Royalty rate is 3.5%. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, without interest for projects authorized until December 31, 1998. For projects authorized since January 1, 1999, the repayment bears interest at the LIBOR rate.

The total research and development grants that the Company has received from the OCS as of June 30, 2013 were $ 35,232. The accumulated interest as of June 30, 2013 was $ 10,565. As of June 30, 2013, the accumulated royalties paid to the OCS were $ 9,914. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $ 35,883 as of June 30, 2013.